Noncontrolling Interest (Noncontrolling Interest in Consolidated Balance Sheets) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Noncontrolling Interest [Line Items]
Noncontrolling interest in consolidated balance sheets	$ 878,463	$ 964,111
Sogou [Member]
Noncontrolling Interest [Line Items]
Noncontrolling interest in consolidated balance sheets	726,960	686,503
Changyou [Member]
Noncontrolling Interest [Line Items]
Noncontrolling interest in consolidated balance sheets	$ 151,503	$ 277,608